REVENUE DISAGGREGATION	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
REVENUE DISAGGREGATION

NOTE 14 – REVENUE DISAGGREGATION

The Company disaggregates revenues by product line and major geographic region as most of its revenue is generated by the sales of karaoke hardware and the Company has no other material business segments:

 Revenue by product line is as follows:

	Three Months Ended		Nine Months Ended
Product Line	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

Classic Karaoke Machines	$8,218,000	$14,636,000	$10,521,000	$17,363,000
Licensed Products	180,000	36,000	377,000	32,000
Kids Youth Electronics	379,000	297,000	546,000	451,000
Microphones and Accessories	1,500,000	806,000	3,329,000	3,543,000
Music Subscriptions	218,000	156,000	588,000	550,000
Logistics Services	127,000	-	127,000	-

Total Net Sales	$10,622,000	$15,931,000	$15,488,000	$21,939,000

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

Sales by geographic region for the periods presented are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

North America	$10,466,000	$15,378,000	$15,208,000	$21,386,000
Australia	50,000	263,000	174,000	263,000
Europe	106,000	290,000	106,000	290,000
	$10,622,000	$15,931,000	$15,488,000	$21,939,000

The Company selectively participates in a retailer’s co-op promotion incentives by providing marketing fund allowances to its customers. As these co-op promotion initiatives are not a distinct good or service and the Company cannot reasonably estimate the fair value of the benefit it receives from these arrangements, the cost of these allowances at the time they are offered to the customers are recorded as a reduction to net sales. For the three months ended September 30, 2024 and 2023, co-op promotion incentives were approximately $908,000 and $1,637,000, respectively. For the nine months ended September 30, 2024 and 2023, co-op promotion incentives were approximately $1,257,000 and $1,901,000, respectively. The Company’s estimated reserve for co-op promotion incentives was approximately $1,833,000 and $1,277,000 as of September 30, 2024 and December 31, 2023, respectively. The estimated reserve for co-op promotions is a component of accrued expenses on the accompanying condensed consolidated balance sheets.

The Company estimates variable consideration under its return allowance programs for goods returned from the customer whereby a revenue return reserve is recorded based on historic return amounts, specific events as identified and management estimates. The Company’s reserve for sales returns as of September 30, 2024 and December 31, 2023, was approximately $2,212,000 and $3,390,000, respectively. In conjunction with the recording of the revenue sales return reserve, the Company estimates the cost of products that are expected to be returned under its return allowance program whereby the estimated cost of product returns is recorded as an asset. The asset is separately stated as returns asset on the condensed consolidated balance sheets. The Company’s estimated cost of returns as of September 30, 2024 and December 31, 2023, was approximately $1,081,000 and $1,919,000, respectively.

A return program for defective goods is negotiated with each of the Company’s wholesale customers on a year-to-year basis. Customers are allowed to return defective goods within a specified period of time after shipment (between six and nine months). The Company does make occasional exceptions to this return policy and accordingly records a sales return reserve based on historic return amounts, specific exceptions as identified and management estimates.

The Company records a sales reserve for its return goods programs at the time of sale for estimated sales returns that may occur. The liability for defective goods is included in the reserve for sales returns on the condensed consolidated balance sheets.

NOTE 17 – REVENUE DISAGGREGATION

The Company disaggregates revenues by product line and major geographic region as most of its revenue is generated by the sales of karaoke hardware and the Company has no other material business segments:

Revenue by product line is as follows:

	Nine Months Ended	Fiscal Years Ended
	December 31,2023	March 31, 2023	March 31, 2022
Product Line
Karaoke Machines	$24,189,000	$28,856,000	$38,869,000
Licensed Products	549,000	95,000	1,645,000
Kids Youth Electronics	565,000	1,872,000	2,277,000
Microphones and Accessories	3,283,000	7,802,000	4,185,000
Music Subscriptions	612,000	674,000	536,000

Total Net Sales	$29,198,000	$39,299,000	$47,512,000

Revenue by geographic region is as follows:

	FOR THE NINE MONTHS ENDED	FOR THE FISCAL YEARS ENDED
	December 31, 2023	March 31, 2023	March 31, 2022
North America	$28,763,000	$38,298,000	$46,396,000
Australia	205,000	670,000	679,000
Europe and United Kingdom	226,000	331,000	359,000
All Others	4,000	-	78,000

	$29,198,000	$39,299,000	$47,512,000

The geographic area of sales is based primarily on where the product was delivered.